Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Share Capital	Share Premium account	Capital redemption reserve	Merger reserve	Other reserves	Retained earnings	Total attributable to owners	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2020		$ 328	$ 7,971	$ 153	$ 448	$ 1,423	$ 5,299	$ 15,622	$ 16	$ 15,638
Profit for the period							112	112	3	115
Other comprehensive income/(expense)	[1]						(145)	(145)		(145)
Transfer to other reserves2	[2]					21	(21)
Dividends (Note 25)							(3,882)	(3,882)		(3,882)
Issue of Ordinary Shares		59	27,155					27,214		27,214
Share-based payments charge for the period (Note 29)							615	615		615
Issue of replacement Alexion share awards upon acquisition (Note 27)3	[3]						513	513		513
Settlement of share plan awards							(781)	(781)		(781)
Net movement		59	27,155			21	(3,589)	23,646	3	23,649
Equity at end of period at Dec. 31, 2021		387	35,126	153	448	1,444	1,710	39,268	19	39,287
Profit for the period							3,288	3,288	5	3,293
Other comprehensive income/(expense)	[1]						(875)	(875)	(3)	(878)
Transfer to other reserves2	[2]					24	(24)
Dividends (Note 25)							(4,485)	(4,485)		(4,485)
Issue of Ordinary Shares			29					29		29
Share-based payments charge for the period (Note 29)							619	619		619
Settlement of share plan awards							(807)	(807)		(807)
Net movement			29			24	(2,284)	(2,231)	2	(2,229)
Equity at end of period at Dec. 31, 2022		387	35,155	153	448	1,468	(574)	37,037	21	37,058
Profit for the period							5,955	5,955	6	5,961
Other comprehensive income/(expense)	[1]						733	733		733
Transfer to other reserves2	[2]					(4)	4
Dividends (Note 25)							(4,487)	(4,487)		(4,487)
Dividends paid to non-controlling interests (Note 25)									(4)	(4)
Issue of Ordinary Shares		1	33					34		34
Share-based payments charge for the period (Note 29)							579	579		579
Settlement of share plan awards							(708)	(708)		(708)
Net movement		1	33			(4)	2,076	2,106	2	2,108
Equity at end of period at Dec. 31, 2023		$ 388	$ 35,188	$ 153	$ 448	$ 1,464	$ 1,502	$ 39,143	$ 23	$ 39,166

[1]	Included within Other comprehensive income of $733m (2022: expense of $878m; 2021: expense of $145m) is a charge of $19m (2022: charge of $7m; 2021: charge of $6m), relating to Costs of hedging.
[2]	Amounts charged or credited to Other reserves relate to exchange adjustments arising on goodwill.
[3]	Replacement share awards were issued as part of the acquisition of Alexion in 2021 (see Note 27).